Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total net sales	$ 572,458,000	$ 627,598,000	$ 651,483,000
Cost of revenues
Total cost of sales	315,642,000	360,574,000	375,016,000
Gross profit	256,816,000	267,024,000	276,467,000
Operating expenses
Research and development, net	99,142,000	94,425,000	92,876,000
Selling, general and administrative	243,335,000	260,179,000	240,750,000
Total operating expenses	342,477,000	354,604,000	333,626,000
Operating loss	(85,661,000)	(87,580,000)	(57,159,000)
Gain from deconsolidation of subsidiary	0	0	39,136,000
Financial income (expenses), net	1,676,000	2,993,000	229,000
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(83,985,000)	(84,587,000)	(17,794,000)
Income tax benefit (expenses)	2,973,000	5,782,000	5,454,000
Share in net profits (losses) of associated companies	33,325,000	32,705,000	5,726,000
Net loss	(120,283,000)	(123,074,000)	(28,974,000)
Net loss attributable to Stratasys Ltd.
Earnings Per Share, Basic	$ (1.70)	$ (1.79)	$ (0.44)
Weighted average shares outstanding - basic and diluted (in Shares)	70,858,000	68,666,000	66,491,000
Comprehensive Loss
Net loss	$ (120,283,000)	$ (123,074,000)	$ (28,974,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(4,069,000)	3,650,000	(2,175,000)
Unrealized gains (losses) on derivatives designated as cash flow hedge	3,117,000	2,089,000	(1,872,000)
Other Comprehensive Income (Loss), Net of Tax, Total	(952,000)	5,739,000	(4,047,000)
Comprehensive loss	(121,235,000)	(117,335,000)	(33,021,000)
Products
Revenues
Total net sales	391,917,000	433,741,000	452,124,000
Cost of revenues
Total cost of sales	197,807,000	226,510,000	234,601,000
Services
Revenues
Total net sales	180,541,000	193,857,000	199,359,000
Cost of revenues
Total cost of sales	$ 117,835,000	$ 134,064,000	$ 140,415,000